Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Stock Incentive Plans

The following table summarizes the methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Equity-settled
Type of award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to seven years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three year performance period	Closing common share price	Fair value on business day prior to grant date

Fair Value Measurement of Stock Options

The weighted-average fair value of options granted for the years ended December 31, 2017 and 2016 and principal assumptions used in applying the Black-Scholes option pricing model were as follows:

	2017	2016
Weighted-average fair value ($)	3.73	3.44
Weighted-average of key assumptions:
Share price ($)	42.30	36.63
Exercise price ($)	42.30	36.63
Risk-free interest rate	2.1%	1.5%
Dividend yield	3.7%	3.9%
Volatility factor	15%	18%
Expected life (in years)	5	5

Number of Awards Outstanding

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock Options	TRSUs	PRSUs	SARs	Total	Weighted- Average Exercise Price($)(1)
Awards outstanding (in thousands):
Outstanding at December 31, 2015	8,913	3,952	3,300	25	16,190	35.14
Granted	2,761	656	1,852	-	5,269	36.63
Exercised	(3,108)	(791)	(968)	(15)	(4,882)	33.59
Forfeited	(206)	(125)	(391)	-	(722)	37.16
Expired	(151)	-	-	-	(151)	42.79
Outstanding at December 31, 2016	8,209	3,692	3,793	10	15,704	36.04
Exercisable at December 31, 2016	3,033	-	-	10	3,043	34.58

Granted	2,460	1,252	1,697	-	5,409	42.30
Exercised	(1,488)	(1,744)	(1,993)	(10)	(5,235)	34.04
Forfeited	-	(166)	(216)	-	(382)	-
Outstanding at December 31, 2017	9,181	3,034	3,281	-	15,496	38.04
Exercisable at December 31, 2017	3,344	-	-	-	3,344	35.69

(1) Represents the weighted-average exercise price for stock options and SARs. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.

Summary of Share Based Compensation Expense

Share-based compensation expense for years ended December 31, 2017 and 2016 was as follows:

	Stock Options	TRSUs	PRSUs	Others(2)	Total
December 31, 2017	8	30	43	6	87
December 31, 2016(1)	21	37	75	9	142

(1) Includes expense of $36 million relating to the revaluation of withholding taxes on share-based compensation awards, which is included within fair value adjustments in the presentation of “Operating expenses” in note 5.

(2) Principally comprised of expense related to ESPP in 2017 and ESPP and DSUs in 2016.

Summary of Additional Information Relating to Stock Option and SAR's

The following table summarizes additional information relating to stock options outstanding at December 31, 2017:

Range of exercise prices(1)	Number Outstanding (in thousands)	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted- Average Exercise Price for Awards Exercisable
0.00 - 30.00	215	3.51	$27.17	215	$27.17
30.01 - 35.00	1,497	5.86	$33.11	1,126	$32.77
35.01 - 40.00	5,009	7.14	$37.89	2,003	$38.24
40.01 - 45.00	2,460	9.17	$42.30	-	-
Total	9,181			3,344

(1) TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.